Other Income and Expenses	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Other Income and Expenses

Note 20. Other Income and Expenses

	2021		2020		2019
Gain on sale of other assets	Ps.	968	Ps.	—	Ps.	—
Gain on sale of long-lived assets		208		130		—
Sale of waste material		25		20		21
Insurance rebates		71		35		—
Foreign exchange gain		—		112		26
Other investment in shares (5)		3,245		2,011		—
Recycling of cumulative gain on sale of joint venture		—		212		—
Recoveries of prior years(1)		881		594		896
Others		489		229		70
Other income	Ps.	5,887	Ps.	3,343	Ps.	1,013
Contingencies associated with prior acquisitions or disposals	Ps.	—	Ps.	—	Ps.	149
Loss on sale of property, plant and equipment		—		—		67
Recoveries of prior years		41		—		44
Impairment of long-lived assets (2)		1,427		5,102		1,018
Loss in write-off of intangible assets		—		375		—
Disposal of long-lived assets (3)		579		915		861
Contingencies		187		804		589
Severance payments (4)		305		465		1,207
Donations		433		605		489
Legal fees and other expenses from past acquisitions		127		—		17
Foreign exchange loss		86		—		—
Items without tax requirements		172		—		—
Effect of taxes paid on previous years (6)		—		3,253		—
Other		370		862		464
Other expenses	Ps.	3,727	Ps.	12,381	Ps.	4,905
(1)	Following a favorable decision from Brazilian tax authorities received during 2020 and 2019, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect on the operating revenues and other income captions of the condensed consolidated income statements. See Note 25.1.1.
(2)	Includes impairment loss related to Corporación Grupo FYBECA S.A. (FEMSA Comercio-Health Division) and Campo Verde (Coca-Cola FEMSA), for an amount of Ps. 1,170 and Ps. 256, respectively in 2021. Likewise, includes impairment loss related to Compañía Panameña de Bebibas, S.A.P.I. de C.V., for an amount of Ps. 1,463 and Ps. 948 million in 2020 and 2019, respectively. Additionally, includes impairment loss related to Leao Alimentos e Bebidas, L.T.D.A., for an amount of Ps. 1,038 million in 2020. (see Note 10). Also, includes impairment loss related to Specialty’s, and Doña Tota in 2020 for an amount of Ps. 2,021 and Ps. 576, respectively. The impairment losses in 2020 were mainly driven by mobility restrictions that impacted customer behavior and the economic crisis generated by the COVID-19 pandemic.
(3)	Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
(4)	During 2019, the Company incurred restructuring costs related to some of its operations as part of an efficiency program.
(5)	During 2021 and 2020, the Company received a dividend income related to its investment in Jetro Restaurant Depot.
(6)	Interest and penalties associated with taxes paid from previous years.